Cover	Oct. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 03, 2024
Entity Registrant Name	Federal Home Loan Bank of Cincinnati
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51399
Entity Tax Identification Number	31-6000228
Entity Address, Address Line One	600 Atrium Two, P.O. Box 598
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45201-0598
City Area Code	513
Local Phone Number	852-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Federal Home Loan Bank of Cincinnati is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend the Form 8-K filed with the Securities and Exchange Commission on October 8, 2024 (the “Original Report”) relating to its periodic reporting of the sale of debt securities, known as Consolidated Obligations. The text of the Original Report identified that it was being filed under Item 2.03 (Creation of a Direct Financial Obligation or an Obligation under an Off-Balance Sheet Arrangement of a Registrant). However, due to administrative error, the Original Report was incorrectly tagged on the Securities and Exchange Commission’s EDGAR system and mistakenly filed Item 2.02 (Results of Operations and Financial Condition). The sole purpose of this Amendment is to correctly tag and refile the Original Report on EDGAR as a filing under Item 2.03. No disclosure in the text of the Original Report was changed as a result of this Amendment, which is reproduced below in its entirety.
Amendment Flag	true
Entity Central Index Key	0001326771